Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Pioneer Multi-Asset Ultrashort Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER MULTI-ASSET ULTRASHORT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income to the extent consistent with a relatively high level of stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 65, the "Intermediary defined sales charge waiver policies" section of the prospectus beginning on page 105, and the "Sales charges" section of the statement of additional information beginning on page 66.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES NUMBER OF YEARS YOU OWN YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate instruments of U.S. and non-U.S. issuers, including: senior secured loans ("senior loans") and second lien or other subordinated or unsecured loans; debt issued by banks and other corporate, governmental and non-governmental entities; corporate bonds; mortgage-backed and asset-backed securities; event-linked bonds (also known as "catastrophe bonds") and other insurance-linked securities; and preferred stock. The fund may invest in floating rate instruments of issuers in any industry or market sector. The fund also considers as floating rate instruments, and the fund may invest without limit in, adjustable rate securities, fixed rate securities with durations of less than or equal to one year, funds that invest primarily in floating rate instruments, and fixed rate securities with respect to which the fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. The fund considers these investments as economic equivalents of floating rate instruments. The fund also may invest in other derivative instruments that provide exposure to floating rate instruments or have similar economic characteristics for purposes of satisfying the 80% requirement.

The fund does not have a targeted maturity range for its portfolio. The fund may invest in securities with a broad range of maturities. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due.

Under normal circumstances, the fund's average portfolio duration will be less than two years. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. If the fund's average portfolio duration exceeds two years, the fund will take action to bring it within its expected range within a reasonable period of time. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bond. The longer a portfolio's duration, the more sensitive it will be to changes in interest rates. For example, if the fund has a two year duration, then all other things being equal, the fund will decrease in value by two percent if interest rates rise one percent. The assumptions that are made about a security's features and options when calculating duration may prove to be incorrect. Duration is calculated by the adviser, is not an exact measurement and may not reliably predict the fund's or a particular security's price sensitivity to changes in yield or interest rates.

The fund may invest up to 20% of its net assets in debt securities that are rated below investment grade (debt securities rated below investment grade are commonly referred to as "junk bonds") or are unrated but determined by the fund's investment adviser to be of equivalent credit quality, and those that are in default or in bankruptcy. The fund does not have a policy of maintaining a specific average credit quality of its portfolio.

The fund may invest up to 35% of its total assets in debt securities of non-U.S. issuers, including emerging market issuers. The fund does not currently intend to invest more than 25% of its total assets in any one non-U.S. country.

In addition to its investments in floating rate instruments, the fund also may invest in other securities, including debt of U.S. and non-U.S. governmental, corporate and other non-governmental issuers; mortgage-backed and asset-backed securities; convertible securities; municipal bonds; bonds not paying current income; bonds that do not make regular interest payments; zero coupon securities; money market instruments; and other short-term investments, including cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances. The fund may receive debt securities or equity securities as a result of the general restructuring of the debt of an issuer, the restructuring of a floating rate loan, or as part of a package of securities acquired with a loan.

The fund may, but is not required to, use derivatives, such as credit default swaps. The fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the fund's return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The fund may invest without limit in derivative instruments. However, the fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The fund may hold cash or other short-term investments.

The fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in equity securities as a consequence of holding debt of the same issuer, when the adviser believes they offer the potential for capital gains or for other portfolio management purposes, although equity securities may not pay dividends or contribute to achieving the fund's investment objective of a high level of current income.

		The adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objectives. In assessing the appropriate duration, rating, sector and country weightings of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy, and the relative value of the U.S. dollar compared to other currencies. Once the adviser determines the preferable portfolio characteristics, the adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity, credit quality, and sector and issuer diversification. The adviser also employs fundamental quantitative and qualitative research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management capabilities. The adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the fund's investment objectives. The adviser makes that determination based on the same criteria it uses to select portfolio securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives.

MARKET RISK. The market prices of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected. The fund may experience a substantial or complete loss on any individual security or derivative position.

DURATION RISK. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. The longer a portfolio's duration, the more sensitive it will be to changes in interest rates. The fund's average portfolio maturity may be greater than the fund's average portfolio duration, and, accordingly, the fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security's features and options when calculating duration may prove to be incorrect. Duration is calculated by the fund's adviser, is not an exact measurement and may not reliably predict the fund's or a particular security's price sensitivity to changes in yield or interest rates. The fund's adviser may not be successful in its efforts to limit sensitivity to interest rate changes.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk generally will be greater for securities with longer maturities or durations). For example, if interest rates increase by 1%, the value of a fund's portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. Interest rates in the U.S. recently have been historically low, so the fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could result in increased redemptions from the fund. The maturity of a security may be significantly longer than its effective duration. A security's maturity may be more relevant than its effective duration in determining the security's sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the fund earns on its floating rate investments.

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security.

LIQUIDITY RISK. Some securities and derivatives held by the fund may be impossible or difficult to purchase, sell or unwind, particularly during times of market turmoil. An instrument's liquidity may be affected by reduced trading volume, a relative lack of market makers or legal restrictions, and illiquid securities and derivatives also may be difficult to value. Liquidity risk may be magnified in a rising interest rate environment. If the fund is forced to sell an illiquid asset or unwind a derivatives position to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the fund's ability to meet its obligations (including obligations to redeeming shareholders).

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

RISKS OF INVESTING IN FLOATING RATE LOANS. Floating rate loans and similar investments may be illiquid or less liquid than other investments and difficult to value. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. In particular, loans may take longer than seven days to settle, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans. To the extent that sale proceeds of loans are not available, the fund may sell securities that have shorter settlement periods or may access other sources of liquidity to meet redemption requests. Loans may not be considered "securities," and purchasers, such as the fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws.

COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Uncollateralized loans involve a greater risk of loss.

RISK OF DISADVANTAGED ACCESS TO CONFIDENTIAL INFORMATION. The adviser's decision not to receive material, non-public information about an issuer of a loan either held by, or considered for investment by, the fund, under normal circumstances could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan's issuer, and adversely affect the fund's investment performance.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

U.S. TREASURY OBLIGATIONS RISK. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund's investments in obligations issued by the U.S. Treasury to decline.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as FNMA, FHLMC and the FHLBs, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers. Although the U.S. government has provided financial support to FNMA and FHLMC in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF INVESTING IN COLLATERALIZED DEBT OBLIGATIONS. Investment in a collateralized debt obligation (CDO) is subject to the credit, subordination, interest rate, valuation, prepayment, extension and other risks of the obligations underlying the CDO and the tranche of the CDO in which the fund invests. CDOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.

RISKS OF INSTRUMENTS THAT ALLOW FOR BALLOON PAYMENTS OR NEGATIVE AMORTIZATION PAYMENTS. Certain debt instruments allow for balloon payments or negative amortization payments. Such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument. While these features make the debt instrument more affordable to the borrower in the near term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. These risks are more pronounced for securities that are already in default.

RISKS OF INVESTING IN INSURANCE-LINKED SECURITIES. The return of principal and the payment of interest on "event-linked" bonds and other insurance-linked securities are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude or other event that leads to physical or economic loss. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified, the fund may lose a portion or all of its accrued interest and/or principal invested in the event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Certain insurance-linked securities may have limited liquidity, or may be illiquid. The fund has limited transparency into the individual contracts underlying certain insurance-linked securities, which may make the risk assessment of such securities more difficult. Certain insurance-linked securities may be difficult to value.

MUNICIPAL SECURITIES RISK. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods, an increasing number of municipal issuers in the United States have defaulted on obligations and commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments.

RISKS OF ZERO COUPON BONDS, PAYMENT IN KIND, DEFERRED AND CONTINGENT PAYMENT SECURITIES. These securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although the fund receives no periodic cash payments on such securities, the fund is deemed for tax purposes to receive income from such securities, which applicable tax rules require the fund to distribute to shareholders. Such distributions may be taxable when distributed to shareholders.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, terrorism, sustained economic downturns, financial instability, tax burdens, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the fund's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, voters in the United Kingdom have approved withdrawal from the European Union. Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union.

CURRENCY RISK. The fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

EQUITY SECURITIES RISK. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

RISKS OF CONVERTIBLE SECURITIES. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A downturn in equity markets may cause the price of convertible securities to decrease relative to other fixed income securities.

PREFERRED STOCKS RISK. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

RISKS OF INVESTMENT IN OTHER FUNDS. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the fund to the risks of investing in the underlying securities or assets held by those funds. When investing in another fund, the fund will bear a pro rata portion of the underlying fund's expenses, in addition to its own expenses.

DERIVATIVES RISK. Using swaps, futures and other derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Some derivatives have the potential for unlimited loss, regardless of the size of the fund's initial investment. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and such differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to the issuer of the referenced obligation and either the counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade.

STRUCTURED SECURITIES RISK. Structured securities may behave in ways not anticipated by the fund, or they may not receive the tax, accounting or regulatory treatment anticipated by the fund.

RISKS OF INVESTING IN INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

FORWARD FOREIGN CURRENCY TRANSACTIONS RISK. The fund may not fully benefit from or may lose money on forward foreign currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings, or if the counterparty defaults. Such transactions may also prevent the fund from realizing profits on favorable movements in exchange rates. Risk of counterparty default is greater for counterparties located in emerging markets.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance. A higher level of portfolio turnover may also cause shareholders to incur a higher level of taxable income or capital gains.

VALUATION RISK. The sales price the fund could receive for any particular portfolio investment may differ from the fund's last valuation of the investment, particularly for illiquid securities and securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the securities or had used a different valuation methodology. The fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

REDEMPTION RISK. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

NOT A MONEY MARKET FUND. The fund is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the fund's investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk and other risks relevant to the fund's investments. The fund does not attempt to maintain a stable net asset value. Therefore, the fund's net asset value per share will fluctuate.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

		An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bank of America (BofA) Merrill Lynch U.S. Dollar 3-Month LIBOR Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

		The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Bank of America (BofA) Merrill Lynch U.S. Dollar 3-Month LIBOR Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart:
THE HIGHEST CALENDAR QUARTERLY RETURN WAS 1.07% (07/01/2012 TO 09/30/2012).
THE LOWEST CALENDAR QUARTERLY RETURN WAS -0.03% (04/01/2013 TO 06/30/2013).

		At June 30, 2017, the year-to-date return was 0.87%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class C, Class C2, Class K and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		After-tax returns are shown only for Class A shares. After-tax returns for Class C, Class C2, Class K and Class Y shares will vary.
Pioneer Multi-Asset Ultrashort Income Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1	rr_ExpenseExampleYear01	$ 311
3	rr_ExpenseExampleYear03	440
5	rr_ExpenseExampleYear05	582
10	rr_ExpenseExampleYear10	993
1	rr_ExpenseExampleNoRedemptionYear01	311
3	rr_ExpenseExampleNoRedemptionYear03	440
5	rr_ExpenseExampleNoRedemptionYear05	582
10	rr_ExpenseExampleNoRedemptionYear10	$ 993
2012	rr_AnnualReturn2012	2.89%
2013	rr_AnnualReturn2013	0.88%
2014	rr_AnnualReturn2014	0.69%
2015	rr_AnnualReturn2015	0.52%
2016	rr_AnnualReturn2016	2.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.03%)
1 YEAR	rr_AverageAnnualReturnYear01	(0.44%)
5 YEARS	rr_AverageAnnualReturnYear05	0.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.82%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Pioneer Multi-Asset Ultrashort Income Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1	rr_ExpenseExampleYear01	$ 95
3	rr_ExpenseExampleYear03	296
5	rr_ExpenseExampleYear05	515
10	rr_ExpenseExampleYear10	1,143
1	rr_ExpenseExampleNoRedemptionYear01	95
3	rr_ExpenseExampleNoRedemptionYear03	296
5	rr_ExpenseExampleNoRedemptionYear05	515
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
1 YEAR	rr_AverageAnnualReturnYear01	1.74%
5 YEARS	rr_AverageAnnualReturnYear05	1.01%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.85%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Pioneer Multi-Asset Ultrashort Income Fund | CLASS C2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
1	rr_ExpenseExampleYear01	$ 195
3	rr_ExpenseExampleYear03	296
5	rr_ExpenseExampleYear05	515
10	rr_ExpenseExampleYear10	1,143
1	rr_ExpenseExampleNoRedemptionYear01	95
3	rr_ExpenseExampleNoRedemptionYear03	296
5	rr_ExpenseExampleNoRedemptionYear05	515
10	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
1 YEAR	rr_AverageAnnualReturnYear01	1.73%
5 YEARS	rr_AverageAnnualReturnYear05
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.76%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2013
Pioneer Multi-Asset Ultrashort Income Fund | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
1	rr_ExpenseExampleYear01	$ 43
3	rr_ExpenseExampleYear03	135
5	rr_ExpenseExampleYear05	235
10	rr_ExpenseExampleYear10	530
1	rr_ExpenseExampleNoRedemptionYear01	43
3	rr_ExpenseExampleNoRedemptionYear03	135
5	rr_ExpenseExampleNoRedemptionYear05	235
10	rr_ExpenseExampleNoRedemptionYear10	$ 530
1 YEAR	rr_AverageAnnualReturnYear01	2.28%
5 YEARS	rr_AverageAnnualReturnYear05
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.26%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
Pioneer Multi-Asset Ultrashort Income Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1	rr_ExpenseExampleYear01	$ 51
3	rr_ExpenseExampleYear03	160
5	rr_ExpenseExampleYear05	280
10	rr_ExpenseExampleYear10	628
1	rr_ExpenseExampleNoRedemptionYear01	51
3	rr_ExpenseExampleNoRedemptionYear03	160
5	rr_ExpenseExampleNoRedemptionYear05	280
10	rr_ExpenseExampleNoRedemptionYear10	$ 628
1 YEAR	rr_AverageAnnualReturnYear01	2.19%
5 YEARS	rr_AverageAnnualReturnYear05	1.55%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.45%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Pioneer Multi-Asset Ultrashort Income Fund | Return after taxes on distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.15%)
5 YEARS	rr_AverageAnnualReturnYear05	0.32%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.28%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Pioneer Multi-Asset Ultrashort Income Fund | Return after taxes on distributions and sale of shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.25%)
5 YEARS	rr_AverageAnnualReturnYear05	0.43%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.40%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Pioneer Multi-Asset Ultrashort Income Fund | Bank of America (BofA) Merrill Lynch U.S. Dollar 3-Month LIBOR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.66%
5 YEARS	rr_AverageAnnualReturnYear05	0.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.37%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	Class A purchases of $500,000 or more that are not subject to an initial sales charge may be subject to a contingent deferred sales charge of 1%. See "Sales charges."